Business Combination - Summary of Measurement of Assets Acquired and Liability Assumed (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Dec. 04, 2012
Liabilities
Cash consideration	$ 257,800
Estimated Fair Value at Acquisition Date [Member]
Assets
Residential real estate	327,620
Commercial real estate	15,179
Receivables	23,241
Other assets	14,842
Total assets acquired	380,882
Liabilities
Cost to complete obligations	(118,388)
Accounts payable and other	(4,664)
Total liabilities assumed	(123,052)
Net assets acquired	257,830
Cash consideration	257,830
Goodwill / bargain purchase